Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

April 30, 2020

AGRE-QTLY-0620
1.9879814.103

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 4.6%
Abacus Property Group unit	11,273	$18,386
Arena (REIT) unit	17,069	25,014
Ingenia Communities Group unit	28,307	68,067
Lendlease Group unit	1,300	10,356
Mirvac Group unit	19,403	28,194
National Storage (REIT) unit	19,092	21,444

TOTAL AUSTRALIA		171,461

Austria - 0.9%
CA Immobilien Anlagen AG	1,091	34,731
Bailiwick of Guernsey - 1.3%
Sirius Real Estate Ltd.	52,322	46,459
Belgium - 0.2%
Aedifica SA	89	8,612
Canada - 2.0%
Boardwalk (REIT)	1,592	30,411
Dream Industrial (REIT)	6,036	44,144

TOTAL CANADA		74,555

Cayman Islands - 1.9%
Cheung Kong Property Holdings Ltd.	11,298	71,389
France - 2.7%
ARGAN SA	362	28,166
Gecina SA	547	71,392

TOTAL FRANCE		99,558

Germany - 7.5%
Instone Real Estate Group BV (a)(b)	2,775	56,258
LEG Immobilien AG	1,046	120,174
Vonovia SE	2,072	102,291

TOTAL GERMANY		278,723

Hong Kong - 1.9%
Sino Land Ltd.	50,743	70,915
Ireland - 2.2%
Hibernia (REIT) PLC	63,740	82,422
Italy - 0.9%
COIMA RES SpA (b)	4,355	31,116
Japan - 10.5%
Advance Residence Investment Corp.	26	79,709
Kenedix Office Investment Corp.	8	40,181
Kenedix Residential Investment Corp.	22	34,933
Kenedix, Inc.	4,239	19,434
Mitsubishi Estate Co. Ltd.	5,697	92,167
Mitsui Fudosan Co. Ltd.	4,784	87,963
Nippon Prologis REIT, Inc.	12	33,054

TOTAL JAPAN		387,441

Singapore - 5.8%
CapitaCommercial Trust (REIT)	38,828	44,122
Mapletree Commercial Trust	14,589	20,089
Parkway Life REIT	32,020	74,811
UOL Group Ltd.	15,566	74,867

TOTAL SINGAPORE		213,889

Sweden - 0.6%
Catena AB	693	22,051
United Kingdom - 3.6%
Assura PLC	26,853	25,806
Derwent London PLC	999	39,081
Grainger Trust PLC	14,098	47,445
U & I Group PLC	17,517	22,063

TOTAL UNITED KINGDOM		134,395

United States of America - 52.7%
American Assets Trust, Inc.	652	18,465
American Homes 4 Rent Class A	2,020	48,763
Americold Realty Trust	863	26,399
Apartment Investment & Management Co. Class A	1,105	41,625
Boston Properties, Inc.	1,040	101,067
Brandywine Realty Trust (SBI)	2,731	30,478
Crown Castle International Corp.	178	28,379
CubeSmart	1,624	40,925
CyrusOne, Inc.	399	27,990
DiamondRock Hospitality Co.	2,562	15,961
Digital Realty Trust, Inc.	1,099	164,290
Duke Realty Corp.	3,626	125,822
Equinix, Inc.	95	64,144
Equity Lifestyle Properties, Inc.	1,447	87,269
Equity Residential (SBI)	1,244	80,935
Extra Space Storage, Inc.	544	48,003
Gaming & Leisure Properties	1,378	38,915
Healthcare Trust of America, Inc.	1,809	44,556
Highwoods Properties, Inc. (SBI)	713	27,672
Host Hotels & Resorts, Inc.	1,381	17,000
Invitation Homes, Inc.	1,979	46,803
Kimco Realty Corp.	1,995	21,765
Lexington Corporate Properties Trust	1,457	15,226
Mack-Cali Realty Corp.	951	15,397
Mid-America Apartment Communities, Inc.	459	51,371
National Retail Properties, Inc.	1,096	35,773
Piedmont Office Realty Trust, Inc. Class A	1,501	26,042
Prologis, Inc.	2,948	263,050
Regency Centers Corp.	839	36,840
Sun Communities, Inc.	375	50,400
UDR, Inc.	3,623	135,754
Ventas, Inc.	1,438	46,519
VEREIT, Inc.	6,238	34,184
Washington REIT (SBI)	982	22,900
Welltower, Inc.	1,473	75,462

TOTAL UNITED STATES OF AMERICA		1,956,144

TOTAL COMMON STOCKS
(Cost $3,754,572)		3,683,861

Money Market Funds - 1.6%
Fidelity Cash Central Fund 0.16% (c)
(Cost $59,385)	59,367	59,385
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $3,813,957)		3,743,246
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(33,885)
NET ASSETS - 100%		$3,709,361

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,374 or 2.4% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$671
Total	$671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustee (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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